                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2003
                 Check here if Amendment ( ); Amendment Number:
                        This Amendment (check only one):
                              ( ) is a restatement.
                         ( ) adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                     Name: Okabena Investment Services, Inc.
                        Address: 5140 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                              13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Sherry Van Zee
                             Title: Vice President
                               Phone: 612-339-7151


                     Signature, Place, and Date of Signing:

     /s/ Sherry Van Zee                   Minneapolis, MN          11-14-03
--------------------------------------    ---------------     -----------------
         Signature                          City, State              Date


                         Report Type (check only one):
                             (X) 13F Holdings Report
                                 ( ) 13F Notice
                          (   )  13F Combination Report

                              FORM 13F SUMMARY PAGE

         Number of Other Included Managers:          0
         Form 13F Information Table Entry Total:     25
         Form 13F Information Table Value Total:    $266,240 (in thousands)

Okabena Investment Services, Inc.
FORM 13F
30-Sep-03

                                                                                                  Voting Authority
                                                                                                  ------------------
                                                               Value    Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                     Title of class   CUSIP      (x$1000) Prn Amt  Prn Call Dscretn Managers    Sole    Shared None
------------------------------     ---------------  ---------  -------- -------- --- ---- ------- -------- ---------- ------ ----

AEP INDUSTRIES                     COM              001031103     7187    812090 SH         Sole              812090
AMERICAN INTL GROUP                COM              026874107    10355    179460 SH         Sole              179460
AMGEN  INC.                        COM              031162100     7226    112000 SH         Sole              112000
BOEING CO                          COM              097023105     7553    220000 SH         Sole              220000
BOSTON SCIENTIFIC CORP             COM              101137107     7656    120000 SH         Sole              120000
CISCO SYSTEMS                      COM              17275R102     9715    495904 SH         Sole              495904
CITIGROUP INC                      COM              172967101    10789    237074 SH         Sole              237074
                                                                  1593     35000 SH         Other              35000
COCA COLA CO                       COM              191216100     7660    178300 SH         Sole              178300
CYBERGUARD                         COM              231091010     1331    140000 SH         Sole              140000
INTEL CORP                         COM              458140100    38528   1400000 SH         Sole             1400000
JOHNSON & JOHNSON                  COM              478160104     9904    200000 SH         Sole              200000
MCKESSON CORP                      COM              58155Q103     1491     44787 SH         Sole               44787
MEDTRONIC INC                      COM              585055106     6103    130063 SH         Sole              130063
MICROSOFT CORP                     COM              594918104    30172   1085328 SH         Sole             1085328
MID ATLANTIC MED SVCS INC          COM              59523C107    15460    300600 SH         Sole              300600
STAPLES INC                        COM              855030102     6110    256291 SH         Sole              256291
STATE STR CORP                     COM              857477103    12476    277244 SH         Sole              277244
SURMODICS INC                      COM              868873100     3756    140000 SH         Sole              140000
TARGET CORP                        COM              87612E106    34328    912256 SH         Other             912256
TECHNE CORP                        COM              878377100    13548    426182 SH         Sole              426182
WAL-MART STORES INC                COM              931142103    12927    231453 SH         Sole              231453
ZYGO CORP                          COM              989855101     2902    177480 SH         Sole              177480
GRUPO TMM S A DE CV SPON ADR A SHS ADR              40051D105     5161   1654041 SH         Sole             1654041
NOKIA CORP SPONSORED ADR           ADR              654902204     2309    148033 SH         Sole              148033
REPORT SUMMARY                                 25 DATA RECORDS  266240           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED